Investment securities (Details 2) (CHF) In Millions, unless otherwise specified	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Jun. 30, 2012
Held-to-maturity securities
Amortized cost	0	0	0	2
Available-for-sale securities
Amortized cost	3,428		3,327
Gross unrealized gains, Securities	120		171
Gross unrealized losses, Securities	2		0
Fair value	3,546	3,428	3,498	5,324
Debt securities
Available-for-sale securities
Amortized cost	3,347		3,246
Gross unrealized gains, Debt securities	104		157
Gross unrealized losses, Debt securities	2		0
Fair value	3,449		3,403
Debt securities issued by the Swiss federal, cantonal or local government entities
Available-for-sale securities
Amortized cost	436		452
Gross unrealized gains, Debt securities	17		31
Gross unrealized losses, Debt securities	2		0
Fair value	451		483
Debt securities issued by foreign governments
Available-for-sale securities
Amortized cost	1,544		1,523
Gross unrealized gains, Debt securities	55		82
Gross unrealized losses, Debt securities	0		0
Fair value	1,599		1,605
Corporate debt securities
Available-for-sale securities
Amortized cost	774		823
Gross unrealized gains, Debt securities	18		22
Gross unrealized losses, Debt securities	0		0
Fair value	792		845
Collateralized debt obligations
Available-for-sale securities
Amortized cost	593		448
Gross unrealized gains, Debt securities	14		22
Gross unrealized losses, Debt securities	0		0
Fair value	607		470
Equity securities
Available-for-sale securities
Amortized cost	81		81
Gross unrealized gains, Equity securities	16		14
Gross unrealized losses, Equity securities	0		0
Fair value	97		95
Banks, trust and insurance companies
Available-for-sale securities
Amortized cost	75		73
Gross unrealized gains, Equity securities	16		14
Gross unrealized losses, Equity securities	0		0
Fair value	91		87
Industry and all other
Available-for-sale securities
Amortized cost	6		8
Gross unrealized gains, Equity securities	0		0
Gross unrealized losses, Equity securities	0		0
Fair value	6		8